Note 15 - Lease Liabilities and Other Loans - Noncurrent and Current (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Non-current portion	$ 2,081	$ 3,584
Current portion	11,427	5,389
Total lease liabilities and other loans	13,508	8,972
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current portion	1,925	3,094
Current portion	3,449	4,706
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current portion	155	490
Current portion	7,784	311
Other loans [member]
Statement Line Items [Line Items]
Current portion	$ 194	$ 371